UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21067

                 Torrey International Strategy Partners, LLC
              (Exact name of registrant as specified in charter)

            505 Park Avenue, Fifth Floor, New York, New York 10022
              (Address of principal executive offices)(Zip code)

                                 James A. Torrey
                                 505 Park Avenue
                                   Fifth Floor
                            New York, New York 10022
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (212) 644-7800

                   Date of fiscal year end: March 31, 2008

                   Date of reporting period: June 30, 2008

                   Torrey International Strategy Partners, LLC
                      Proxy Voting Record 7-1-07 to 6-30-08

Torrey International Strategy Partners, LLC did not vote any proxies during the reporting period.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                          Torrey International Strategy Partners, LLC

                                          By:  /s/ James A. Torrey
                                               -------------------
                                                   James A. Torrey
                                                   Board of Managers

Date: August 13, 2008